CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Detail 2) (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net cash generated from investing activities	$ (45,193)	¥ (283,479)	¥ (314,269)	$ (8,156)	¥ (53,067)	¥ (42,544)	¥ (38,233)
Net cash used in financing activities	(6,908)	(43,331)	0	19,827	129,001	(80,209)	98
Net increase in cash and cash equivalents				63,935	415,983	122,563	127,963
Cash and cash equivalents at beginning of year	162,301	1,055,982	639,999	98,366	639,999	517,436	389,473
Cash and cash equivalents at end of year	147,413	924,662	579,592	162,301	1,055,982	639,999	517,436
Parent Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net cash generated from investing activities				87,885	571,808	426,016	0
Net cash used in financing activities				(87,885)	(571,808)	(426,016)	0
Net increase in cash and cash equivalents				0	0	0	0
Cash and cash equivalents at beginning of year	$ 0	¥ 0	¥ 0	0	0	0	0
Cash and cash equivalents at end of year				$ 0	¥ 0	¥ 0	¥ 0